Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Taxation
Current income tax expenses	¥ 102,715		¥ 48,081	¥ 29,452
Withholding income tax expenses	14,066		18,754	16,894
Deferred tax benefits	(21,492)	$ (3,373)	(13,466)	(10,479)
Total	¥ 95,289	$ 14,953	¥ 53,369	¥ 35,867